32. OTHER INCOME	12 Months Ended
Dec. 31, 2018
Other Income Abstract
32. OTHER INCOME

Other income by function is detailed as follows:

Nature	From January 1 to December 31, 2018 ThCh$	From January 1 to December 31, 2017 ThCh$	From January 1 to December 31, 2016 ThCh$
Sale of property, plant and equipment	164,832	2,376,128	5,816,356
Severance payments	516,018	1,942,466	2,206,908
Sale of wood, cartons and other products	207,088	263,240	228,236
Office rental	89,291	119,278	89,964
Fair value of shares	107,418	—	45,506
Income tax refund	159,785	87,556	—
Charge regularization	408,665	227,424	92,009
Gain obtained for business combination (*)	6,218,022	2,485,008	—
Other	678,516	130,310	182,924
Total	8,549,635	7,631,410	8,661,903

(*) See note 12 Goodwill.